Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Property and equipment, net	$ 9,536	$ 22,957
Laboratory and manufacturing equipment
Property, plant and equipment
Property and equipment, net	1,221	5,630
Furniture and fixtures
Property, plant and equipment
Property and equipment, net	375	635
Computer equipment and software
Property, plant and equipment
Property and equipment, net	23	174
Leasehold improvements
Property, plant and equipment
Property and equipment, net	7,917	13,714
Construction in progress
Property, plant and equipment
Property and equipment, net	$ 1	$ 2,803